                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07599

                           DOMINI INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                   Date of Reporting Period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

Domini Institutional Social Equity Fund (the Fund), a series of Domini
Institutional Trust, invests substantially all of its assets in Domini Social
Index Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio's net assets. At October 31, 2004, the Fund owned approximately 13.4% of the
Portfolio's outstanding interests. The Portfolio's Schedule of Investments is set forth below.

[DOMINI SOCIAL INVESTMENTS LOGO]

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND(SM)

Quarterly Holdings Report
October 31, 2004 (Unaudited)

Investing for Good(SM)

Domini Institutional Social Equity Fund invests in an underlying portfolio,
Domini Social Index Portfolio. The Portfolio's Portfolio of Investments is
contained in this report.

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

COMMON STOCKS -- 99.6%

SECURITY                                 SHARES        VALUE
--------                                 ------        -----
CONSUMER DISCRETIONARY -- 14.7%
American Greetings
    Corporation, Class A ...........     19,100    $  505,195
AutoZone, Inc. (a) .................     23,331     1,908,709
Bandag, Inc. .......................      2,400       110,400
Bassett Furniture Industries .......      3,000        55,500
Black & Decker Corp. ...............     22,400     1,798,272
Bob Evans Farms, Inc. ..............      9,300       221,712
Centex Corporation .................     33,800     1,755,572
Champion Enterprises, Inc. (a)......     23,300       253,737
Charming Shoppes, Inc. (a) .........     29,400       224,322
Circuit City Stores, Inc. ..........     60,900       989,625
Claire's Stores, Inc. ..............     27,000       702,540
Comcast Corporation,
    Class A (a) ....................    378,258    11,158,611
Cooper Tire and Rubber
    Company ........................     18,800       366,224
Dana Corporation ...................     39,500       588,945
Darden Restaurants, Inc. ...........     44,200     1,082,900
Delphi Automotive Systems
    Corporation ....................    152,500     1,282,525
Disney (Walt) Company (The).........    572,000    14,425,840
Dollar General Corporation .........     94,451     1,818,182
Dow Jones & Company ................     17,400       769,950
eBay Inc. (a) ......................    183,786    17,939,351
Emmis Communications
    Corporation, Class A (a) .......     15,200       284,240
Family Dollar Stores Inc. ..........     47,000     1,388,850
Fleetwood Enterprises, Inc. (a).....     17,400       219,066
Foot Locker, Inc. ..................     39,200       956,480
Gaiam, Inc. (a) ....................      2,200        11,110
Gap Inc. ...........................    251,587     5,026,708
Genuine Parts Company ..............     47,600     1,898,764
Harley-Davidson, Inc. ..............     81,600     4,697,712
Harman International
    Industries, Inc. ...............     18,620     2,237,752
Hartmarx Corporation (a) ...........      8,500        71,060
Home Depot, Inc. (The) .............    618,806    25,420,550
Horton (D.R.), Inc. ................     63,600     1,908,000
Interface, Inc., Class A (a) .......     11,400        99,066
Johnson Controls, Inc. .............     52,700     3,022,345
KB Home ............................     12,400     1,019,900
Lee Enterprises, Inc. ..............     11,000       509,520

SECURITY                                 SHARES        VALUE
--------                                 ------        -----
CONSUMER DISCRETIONARY (Continued)
Leggett & Platt, Incorporated ......     54,700    $1,538,711
Limited Brands .....................    144,038     3,569,262
Liz Claiborne, Inc. ................     30,000     1,226,400
Lowe's Companies, Inc. .............    219,200    12,336,576
Luby's, Inc. (a) ...................      5,800        38,106
Mattel, Inc. (a) ...................    114,385     2,002,881
May Department Stores
    Company ........................     80,800     2,105,648
Maytag Corporation .................     22,600       393,240
McDonald's Corporation .............    350,700    10,222,905
McGraw-Hill Companies ..............     52,800     4,554,000
Media General, Inc., Class A .......      6,800       396,440
Men's Wearhouse, Inc. (a) ..........     10,600       329,448
Meredith Corporation ...............     11,700       573,300
Modine Manufacturing
    Company ........................      8,700       267,177
New York Times Company,
    Class A ........................     41,800     1,674,090
Newell Rubbermaid, Inc. ............     77,178     1,663,958
Nordstrom, Inc. ....................     38,700     1,671,066
Omnicom Group, Inc. ................     52,700     4,158,030
Oshkosh B'Gosh, Inc., Class A.......      2,700        49,032
Penney (J.C.) Company, Inc. ........     78,700     2,722,233
Pep Boys -- Manny, Moe &
    Jack ...........................     14,000       199,080
Phillips-Van Heusen
    Corporation ....................      7,200       164,088
Pixar (a) ..........................     15,700     1,262,594
Pulte Homes, Inc. ..................     35,000     1,920,800
Radio One, Inc. (a) ................      5,800        84,970
RadioShack Corporation (a) .........     44,300     1,325,899
Reebok International Ltd. ..........     15,800       584,600
Ruby Tuesday, Inc. .................     19,200       474,240
Russell Corporation ................      8,300       143,507
Scholastic Corporation (a) .........      9,700       294,104
Scripps (E.W.) Company (The),
    Class A ........................     35,200     1,679,744
Sears, Roebuck and Co. .............     58,800     2,058,000
Snap-On Incorporated ...............     15,050       442,169
Spartan Motors, Inc. ...............      3,100        33,697
Stanley Works ......................     23,600     1,050,672
Staples, Inc. ......................    137,323     4,083,986

                                      -1-

     Domini Social Index Portfolio / Portfolio of Investments (Continued)
                          October 31, 2004 (Unaudited)

COMMON STOCKS (Continued)

SECURITY                                 SHARES         VALUE
--------                                 ------         -----
CONSUMER DISCRETIONARY (Continued)
Starbucks Corporation (a) ..........     111,200   $ 5,880,256
Stride Rite Corporation ............      10,800       111,780
Target Corporation .................     254,700    12,740,094
Timberland Company
    (The) (a) ......................       8,800       540,320
Time Warner, Inc. (a) ..............   1,223,300    20,355,712
TJX Companies, Inc. ................     139,000     3,333,220
Toys 'R' Us, Inc. (a) ..............      60,520     1,089,965
Tribune Company ....................      88,656     3,829,939
Tupperware Corporation .............      15,000       250,350
Univision Communications,
    Inc., Class A (a) ..............      71,000     2,198,160
Valassis Communications
    Inc. (a) .......................      13,600       467,568
Value Line, Inc. ...................       2,600        94,094
Visteon Corporation ................      34,000       241,740
Washington Post Company,
    Class B ........................       2,200     2,013,000
Wendy's International, Inc. ........      32,100     1,071,177
Whirlpool Corporation ..............      18,500     1,086,875
                                                   -----------
                                                   229,328,138
                                                   -----------
CONSUMER STAPLES -- 12.1%
Alberto-Culver Company,
    Class B ........................      24,450     1,096,827
Albertson's, Inc. ..................     102,700     2,342,587
Avon Products, Inc. ................     131,000     5,181,050
Campbell Soup Company ..............     114,100     3,062,444
Church & Dwight Co., Inc. ..........      17,700       481,794
Clorox Company .....................      58,500     3,194,100
Coca-Cola Company ..................     681,300    27,701,658
Colgate-Palmolive Company ..........     148,200     6,612,684
Costco Wholesale Corporation........     128,730     6,171,316
CVS Corporation ....................     111,100     4,828,406
Estee Lauder Companies, Inc.
    (The), Class A .................      34,400     1,477,480
General Mills Incorporated .........     106,300     4,703,775
Gillette Company ...................     279,138    11,578,644
Green Mountain Coffee,
    Inc. (a) .......................       1,800        44,982
Hain Celestial Group, Inc.
    (The) (a) ......................       8,700       140,766
Heinz (H.J.) Company ...............      97,600     3,547,760
Hershey Foods Corporation ..........      55,800     2,828,502
Kellogg Company ....................     113,600     4,884,800

SECURITY                                 SHARES         VALUE
--------                                 ------         -----
CONSUMER STAPLES (Continued)
Kimberly-Clark Corporation .........     136,964   $ 8,172,642
Kroger Company (a) .................     206,100     3,114,171
Longs Drug Stores
    Corporation ....................       9,900       244,530
McCormick & Company, Inc. ..........      33,800     1,197,534
Nature's Sunshine Products,
    Inc. ...........................       4,200        63,546
PepsiAmericas, Inc. ................      39,000       789,750
PepsiCo, Inc. ......................     471,670    23,385,399
Procter & Gamble Company ...........     716,000    36,644,880
Safeway Inc. (a) ...................     123,000     2,243,520
Smucker (J.M.) Company .............      16,805       747,823
SUPERVALU, Inc. ....................      36,900     1,088,181
Sysco Corporation ..................     178,600     5,763,422
Tootsie Roll Industries, Inc. ......       9,649       292,558
United Natural Foods, Inc. (a) .....      10,000       271,900
Walgreen Company ...................     285,300    10,239,417
Whole Foods Market, Inc. ...........      17,200     1,400,596
Wild Oats Markets, Inc. (a) ........       6,550        39,824
Wrigley (Wm.) Jr. Company ..........      53,300     3,485,819
                                                   -----------
                                                   189,065,087
                                                   -----------
ENERGY -- 1.7%
Anadarko Petroleum
    Corporation ....................      69,885     4,713,743
Apache Corporation .................      89,924     4,559,147
Cooper Cameron Corp. (a) ...........      15,600       754,260
Devon Energy Corporation ...........      67,172     4,968,713
EOG Resources, Inc. ................      32,800     2,183,168
Helmerich & Payne, Inc. ............      13,000       371,150
Kinder Morgan, Inc. ................      34,400     2,214,328
Noble Energy, Inc. .................      16,300       945,400
Pioneer Natural Resources
    Company ........................      40,100     1,299,240
Rowan Companies, Inc. (a) ..........      29,200       745,476
Sunoco, Inc. .......................      21,100     1,568,996
Williams Companies, Inc. ...........     147,500     1,845,225
                                                   -----------
                                                    26,168,846
                                                   -----------
FINANCIALS -- 23.2%
AFLAC, Inc. ........................     141,300     5,069,844
Allied Capital Corporation .........      36,100       959,899
AMBAC Financial Group, Inc. ........      29,900     2,333,994
American Express Company ...........     353,100    18,739,017
American International Group,
    Inc. ...........................     724,876    44,007,222

                                      -2-

     Domini Social Index Portfolio / Portfolio of Investments (Continued)
                          October 31, 2004 (Unaudited)

COMMON STOCKS (Continued)

SECURITY                                SHARES         VALUE
--------                                ------         -----
FINANCIALS (Continued)
AmSouth Bancorporation ............     97,800     $  2,580,942
Capital One Financial
    Corporation ...................     66,300        4,890,288
Cathay General Bancorp ............     12,990          511,806
Chittenden Corporation ............     13,220          374,390
Chubb Corporation .................     53,600        3,866,168
Cincinnati Financial
    Corporation ...................     47,274        1,973,690
Comerica Incorporated .............     48,500        2,983,235
Edwards (A.G.), Inc. ..............     22,887          829,883
Fannie Mae ........................    269,065       18,874,910
Fifth Third Bancorp ...............    155,911        7,669,262
First Horizon National
    Corporation ...................     34,400        1,488,832
FirstFed Financial Corp. (a) ......      4,500          231,300
Franklin Resources, Inc. ..........     69,500        4,213,090
Freddie Mac .......................    192,000       12,787,200
GATX Corporation ..................     12,600          343,728
Golden West Financial .............     42,800        5,004,176
Hartford Financial Services
    Group (The) ...................     81,700        4,777,816
Heartland Financial USA, Inc. .....      4,200           77,910
Janus Capital Group Inc. ..........     68,026        1,037,397
Jefferson-Pilot Corporation .......     39,325        1,899,004
KeyCorp ...........................    113,400        3,809,106
Lincoln National Corporation ......     49,800        2,181,240
Marsh & McLennan
    Companies, Inc. ...............    144,700        4,002,402
MBIA, Inc. ........................     39,200        2,268,112
MBNA Corporation ..................    356,675        9,141,580
Medallion Financial Corp. .........      4,300           37,023
Mellon Financial Corporation ......    118,600        3,427,540
Merrill Lynch & Co., Inc. .........    261,060       14,081,576
MGIC Investment Corporation........     27,600        1,774,956
Moody's Corporation ...............     41,300        3,213,553
Morgan (J.P.) Chase & Co. .........    992,112       38,295,523
National City Corporation .........    183,800        7,162,686
Northern Trust Corporation ........     61,200        2,603,448
PNC Financial Services Group.......     78,700        4,116,010
Progressive Corporation (The)......     60,600        5,669,130
Providian Financial
    Corporation (a) ...............     82,200        1,278,210
Rouse Company .....................     28,500        1,900,950
SAFECO Corporation ................     39,500        1,826,480
Schwab (Charles) Corporation.......    384,400        3,517,260

SECURITY                                SHARES         VALUE
--------                                ------         -----
FINANCIALS (Continued)
SLM Corporation ...................    121,400     $  5,494,564
Sovereign Bancorp, Inc. ...........     96,000        2,078,400
St. Paul Travelers Companies,
    Inc. (The) ....................    186,764        6,342,505
State Street Corporation ..........     94,300        4,248,215
SunTrust Banks, Inc. ..............    100,100        7,045,038
Synovus Financial Corporation......     87,450        2,377,766
U.S. Bancorp ......................    523,721       14,983,658
UnumProvident Corporation .........     80,900        1,105,094
Wachovia Corporation ..............    445,643       21,930,092
Washington Mutual, Inc. ...........    241,704        9,356,362
Wells Fargo & Company .............    470,206       28,080,702
Wesco Financial Corporation .......      1,900          651,700
                                                   ------------
                                                    361,525,884
                                                   ------------
HEALTH CARE -- 12.5%
Affymetrix, Inc. (a) ..............     16,700          509,350
Allergan, Inc. ....................     37,805        2,705,326
Amgen, Inc. (a) ...................    351,900       19,987,920
Bard (C.R.), Inc. .................     28,400        1,613,120
Bausch & Lomb Incorporated ........     14,000          853,440
Baxter International, Inc. ........    171,800        5,284,568
Becton Dickinson and
    Company .......................     70,100        3,680,250
Biogen Idec Inc. (a) ..............     93,950        5,464,132
Biomet, Inc. ......................     71,100        3,318,948
Boston Scientific
    Corporation (a) ...............    233,300        8,235,490
CIGNA Corporation .................     39,300        2,493,978
Cross Country Healthcare,
    Inc. (a) ......................      8,600          127,538
Forest Laboratories, Inc. (a) .....    103,600        4,620,560
Genzyme Corporation (a) ...........     63,500        3,331,845
Guidant Corporation ...............     87,338        5,818,458
Hillenbrand Industries, Inc. ......     17,000          846,260
Humana, Inc. (a) ..................     42,900          821,535
IMS Health, Inc. ..................     66,813        1,415,099
Invacare Corporation ..............      7,700          355,586
Invitrogen Corporation (a) ........     14,500          839,550
Johnson & Johnson .................    825,670       48,202,615
King Pharmaceuticals Inc. (a) .....     66,200          722,242
Manor Care, Inc. ..................     24,700          808,678
McKesson HBOC, Inc. ...............     81,320        2,167,991
MedImmune, Inc. (a) ...............     69,800        1,983,716
Medtronic, Inc. ...................    336,300       17,188,293

                                      -3-

     Domini Social Index Portfolio / Portfolio of Investments (Continued)
                          October 31, 2004 (Unaudited)

COMMON STOCKS (Continued)

SECURITY                                 SHARES         VALUE
--------                                 ------         -----
HEALTH CARE (Continued)
Merck & Co., Inc. ..................    616,700    $19,308,877
Millipore Corporation (a) ..........     13,700        630,063
Mylan Laboratories, Inc. ...........     75,475      1,299,680
St. Jude Medical, Inc. (a) .........     49,200      3,767,244
Stryker Corporation ................    110,500      4,761,445
Synovis Life Technologies,
    Inc. (a) .......................      2,600         27,508
Thermo Electron
    Corporation (a) ................     47,100      1,365,900
UnitedHealth Group
    Incorporated ...................    184,930     13,388,932
Waters Corporation (a) .............     33,400      1,379,086
Watson Pharmaceuticals (a) .........     29,200        818,476
Zimmer Holdings, Inc. (a) ..........     68,200      5,291,637
                                                   -----------
                                                   195,435,336
                                                   -----------
INDUSTRIALS -- 6.2%
3M Company .........................    217,900     16,902,503
Alaska Air Group, Inc. (a) .........      6,900        181,746
American Power Conversion ..........     53,600      1,033,408
AMR Corporation (a) ................     44,400        342,768
Apogee Enterprises, Inc. ...........      7,400         94,794
Ault, Inc. (a) .....................      1,200          3,432
Avery Dennison Corporation .........     30,100      1,831,284
Baldor Electric Company ............      8,800        206,184
Banta Corporation ..................      6,550        266,454
Brady Corporation, Class A .........      5,500        298,265
Bright Horizons Family
    Solutions, Inc. (a) ............      3,200        202,560
CLARCOR, Inc. ......................      6,450        317,985
Cooper Industries, Inc.,
    Class A ........................     26,300      1,680,570
CPI Corporation ....................      2,100         25,830
Cross (A.T.) Company (a) ...........      3,800         19,076
Cummins, Inc. ......................     12,100        847,968
Deere & Company ....................     69,400      4,148,732
Delta Air Lines, Inc. (a) ..........     32,000        174,400
Deluxe Corporation .................     13,100        498,979
DeVry, Inc. (a) ....................     18,100        264,260
Donaldson Company, Inc. ............     25,400        754,380
Donnelley (R.R.) & Sons
    Company ........................     61,500      1,934,175
Emerson Electric Company ...........    118,000      7,557,900
Fastenal Company ...................     21,400      1,181,922
FedEx Corporation ..................     83,700      7,626,744

SECURITY                                 SHARES         VALUE
--------                                 ------         -----
INDUSTRIALS (Continued)
Graco, Inc. ........................     18,552    $   638,189
Grainger (W.W.), Inc. ..............     26,000      1,523,340
Granite Construction
    Incorporated ...................     10,625        257,975
Harland (John H.) Company ..........      7,600        244,948
Herman Miller, Inc. ................     19,300        445,830
HNI Corporation ....................     15,200        614,080
Hubbell Incorporated, Class B.......     15,160        693,115
Ikon Office Solutions ..............     38,800        407,400
Illinois Tool Works, Inc. ..........     83,800      7,733,064
Ionics, Inc. (a) ...................      6,200        176,700
JetBlue Airways
    Corporation (a) ................     27,300        601,965
Kadant Inc. (a) ....................      3,700         66,785
Kansas City Southern
    Industries, Inc. (a) ...........     15,700        266,115
Kelly Services, Inc. ...............      8,475        228,105
Lawson Products, Inc. ..............      2,500        108,250
Lincoln Electric Holdings, Inc......     11,000        367,180
Masco Corporation ..................    124,300      4,258,518
Milacron, Inc. (a) .................      8,700         23,925
Monster Worldwide, Inc. (a) ........     32,900        922,845
Nordson Corporation ................     10,500        367,710
Norfolk Southern Corporation .......    109,200      3,707,340
Pitney Bowes, Inc. .................     64,900      2,839,375
Robert Half International, Inc......     48,400      1,284,052
Ryder System, Inc. .................     18,000        901,800
Smith (A.O.) Corporation ...........      5,200        138,008
Southwest Airlines Co. .............    219,162      3,456,185
SPX Corporation ....................     20,830        798,831
Standard Register Company ..........      6,000         63,720
Steelcase, Inc. ....................     15,500        203,050
Tennant Company ....................      2,300         93,840
Thomas & Betts
    Corporation (a) ................     15,100        427,934
Thomas Industries, Inc. ............      4,000        135,200
Toro Company .......................      6,400        436,800
Trex Company, Inc. (a) .............      3,700        148,444
United Parcel Service, Inc.,
    Class B ........................    163,833     12,972,297
Yellow Roadway
    Corporation (a) ................     14,180        680,497
                                                   -----------
                                                    96,629,731
                                                   -----------

                                      -4-

     Domini Social Index Portfolio / Portfolio of Investments (Continued)
                          October 31, 2004 (Unaudited)

COMMON STOCKS (Continued)

SECURITY                                 SHARES         VALUE
--------                                 ------         -----
INFORMATION TECHNOLOGY -- 21.7%
3Com Corporation (a) ...............     103,000    $    426,420
Adaptec, Inc. (a) ..................      27,400         213,720
ADC Telecommunications,
    Inc. (a) .......................     234,000         517,140
Advanced Micro Devices,
    Inc. (a) .......................      98,300       1,653,406
Advent Software, Inc. (a) ..........       8,500         177,310
Analog Devices, Inc. ...............     103,000       4,146,780
Andrew Corporation (a) .............      43,800         612,324
Apple Computer, Inc. (a) ...........     106,100       5,573,433
Applied Materials, Inc. (a) ........     472,400       7,605,640
Arrow Electronics, Inc. (a) ........      31,600         757,136
Autodesk, Inc. .....................      32,000       1,688,000
Automatic Data Processing,
    Inc. ...........................     165,074       7,162,561
BMC Software, Inc. (a) .............      60,800       1,150,336
Borland Software
    Corporation (a) ................      21,100         216,064
CDW Corporation ....................      23,400       1,451,502
Ceridian Corporation (a) ...........      39,700         684,825
Cisco Systems, Inc. (a) ............   1,883,330      36,178,769
Coherent, Inc. (a) .................       7,700         185,801
Compuware Corporation (a) ..........     109,800         635,742
Dell Inc. (a) ......................     701,000      24,577,060
Dionex Corporation (a) .............       5,600         313,600
Electronic Arts Inc. (a) ...........      82,700       3,714,884
Electronic Data Systems
    Corporation ....................     142,100       3,022,467
EMC Corporation (a) ................     675,800       8,697,546
Entegris, Inc. (a) .................      19,000         175,845
Gerber Scientific, Inc. (a) ........       5,700          44,574
Hewlett-Packard Company ............     849,710      15,855,589
Hutchinson Technology
    Incorporated (a) ...............       6,500         218,465
Imation Corporation ................       9,100         284,557
Intel Corporation ..................   1,786,600      39,769,716
Lexmark International Group,
    Inc. (a) .......................      35,600       2,958,716
LSI Logic Corporation (a) ..........     104,200         474,110
Lucent Technologies, Inc. (a) ......   1,206,292       4,282,337
Merix Corporation (a) ..............       3,750          38,625
Micron Technology, Inc. (a) ........     169,400       2,063,292
Microsoft Corporation ..............   3,026,600      84,714,534
Molex Incorporated .................      27,646         817,492

SECURITY                                 SHARES         VALUE
--------                                 ------         -----
INFORMATION TECHNOLOGY (Continued)
National Semiconductor
    Corporation (a) ................      99,400    $  1,659,980
Novell, Inc. (a) ...................     108,100         777,239
Novellus Systems, Inc. (a) .........      40,800       1,057,128
palmOne, Inc. (a) ..................      13,904         402,799
Paychex, Inc. ......................     104,600       3,430,252
PeopleSoft, Inc. (a) ...............     103,700       2,153,849
Plantronics Inc. ...................      13,400         582,900
Polycom, Inc. (a) ..................      29,400         607,110
QRS Corporation (a) ................       4,100          28,577
Qualcomm, Inc. .....................     452,500      18,919,025
Red Hat, Inc. (a) ..................      53,700         689,508
Sapient Corporation (a) ............      32,800         264,040
Scientific-Atlanta, Inc. ...........      42,900       1,175,031
Solectron Corporation (a) ..........     262,000       1,367,640
Sun Microsystems, Inc. (a) .........     931,700       4,220,601
Symantec Corporation (a) ...........      88,100       5,016,414
Tektronix, Inc. ....................      26,900         815,877
Tellabs, Inc. (a) ..................     114,100         912,800
Texas Instruments, Inc. ............     481,900      11,782,455
Xerox Corporation (a) ..............     233,800       3,453,226
Xilinx, Inc. .......................      95,600       2,925,360
Yahoo! Inc. (a) ....................     379,260      13,725,420
                                                    ------------
                                                     339,027,549
                                                    ------------
MATERIALS -- 1.6%
Air Products & Chemicals, Inc.......      63,100       3,355,658
Airgas, Inc. .......................      21,600         531,360
Bemis Company, Inc. ................      30,400         804,688
Cabot Corporation ..................      17,900         610,032
Calgon Carbon Corporation ..........      10,100          69,488
Caraustar Industries, Inc. (a) .....       7,200         107,064
Crown Holdings, Inc. (a) ...........      48,900         555,015
Ecolab, Inc. .......................      71,900       2,433,815
Engelhard Corporation ..............      33,500         948,050
Fuller (H.B.) Company ..............       7,300         196,370
IMCO Recycling, Inc. (a) ...........       3,800          44,536
Lubrizol Corporation ...............      18,100         628,613
MeadWestvaco Corp. .................      56,712       1,788,129
Minerals Technologies, Inc. ........       5,300         318,530
Nucor Corporation ..................      44,900       1,896,127
Praxair, Inc. ......................      90,200       3,806,440
Rock-Tenn Company, Class A .........       9,000         139,950
Rohm & Haas Company ................      62,787       2,661,541

                                      -5-

     Domini Social Index Portfolio / Portfolio of Investments (Continued)
                          October 31, 2004 (Unaudited)

COMMON STOCKS (Continued)

SECURITY                               SHARES          VALUE
--------                               ------          -----
MATERIALS (Continued)
Schnitzer Steel Industries, Inc.,
    Class A ......................      5,800     $      163,850
Sealed Air Corporation (a) .......     23,000          1,139,420
Sigma-Aldrich Corporation ........     18,600          1,034,904
Sonoco Products Company ..........     28,745            766,054
Valspar Corporation ..............     13,400            625,244
Wausau-Mosinee Paper
    Corporation ..................     15,700            245,548
Wellman, Inc. ....................      8,200             60,516
Worthington Industries, Inc. .....     22,200            440,671
                                                  --------------
                                                      25,371,613
                                                  --------------
TELECOMMUNICATION SERVICES -- 5.2%
AT&T Corporation .................    219,216          3,750,786
BellSouth Corporation ............    509,300         13,583,031
Citizens Communications
    Company ......................     83,867          1,123,818
SBC Communications, Inc. .........    920,228         23,244,959
Sprint Corp. - FON Group .........    394,900          8,273,155
Telephone and Data Systems,
    Inc. .........................     14,500          1,086,050
Verizon Communications ...........    771,222         30,154,780
                                                  --------------
                                                      81,216,579
                                                  --------------
UTILITIES -- 0.7%
AGL Resources, Inc. ..............     19,300            602,160
Cascade Natural Gas
    Corporation ..................      2,900             58,754
Cleco Corporation ................     12,200            222,284
Energen Corporation ..............      9,700            521,666
Equitable Resources, Inc. ........     17,900            989,870

SECURITY                               SHARES          VALUE
--------                               ------          -----
UTILITIES (Continued)
IDACORP, Inc. ....................      9,700     $      300,506
KeySpan Corporation ..............     45,200          1,805,740
MGE Energy, Inc. .................      4,400            139,436
National Fuel Gas Company ........     21,800            610,836
NICOR, Inc. ......................     11,400            427,728
NiSource, Inc. ...................     73,647          1,579,728
Northwest Natural Gas
    Company ......................      6,500            206,050
OGE Energy Corporation ...........     22,900            580,973
Peoples Energy Corporation .......     10,900            466,302
Pepco Holdings, Inc. .............     47,500            978,975
Questar Corporation ..............     23,100          1,108,800
Southern Union Company (a) .......     20,206            443,926
WGL Holdings .....................     12,600            358,470
                                                  --------------
                                                      11,402,204
                                                  --------------
TOTAL COMMON STOCKS
   (Cost $1,471,878,225)..........                 1,555,170,967
                                                  --------------
RIGHTS -- 0.0%
Milacron, Inc., Rights, expiration
    11/22/2004 (a) ...............      3,932              2,948
                                                  --------------
TOTAL RIGHTS (Cost $0)............                         2,948
                                                  --------------
TOTAL INVESTMENTS -- 99.6%
   (Cost $1,471,878,225) (b)......                 1,555,173,915
OTHER ASSETS, LESS
    LIABILITIES -- 0.4% ..........                     6,318,966
                                                  --------------
NET ASSETS -- 100.0%..............                $1,561,492,881
                                                  ==============

--------------
(a)  Non-income producing security.

(b)  The aggregate cost for federal income tax purposes is $1,474,745,764, the aggregate gross unrealized appreciation is $295,959,590, and the aggregate gross unrealized depreciation is $215,531,439, resulting in net unrealized depreciation of $80,428,151.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research &
Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

                                      -6-

The Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                      -7-

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L.
Domini, the registrant's President and Principal Executive Officer, and Carole
M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and
Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications required by Rule 30a-2(a) under the Investment Company
Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By: /s/ Amy L. Domini
    --------------------------------------------
    Amy L. Domini
    President

Date: December 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
    --------------------------------------------
    Amy L. Domini
    President (Principal Executive Officer)

Date: December 22, 2004

By: /s/ Carole M. Laible
    --------------------------------------------
    Carole M. Laible
    Treasurer (Principal Financial Officer)

Date: December 22, 2004